Equity and Other Equity Items - Disclosure of Detailed Information About Other Comprehensive Income and the Corresponding Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	¥ 153,164	¥ 806,365	¥ 144,160
Amount incurred during the year (Tax effect)	(51,035)	(248,826)	(44,936)
Amount incurred during the year (After tax)	102,129	557,539	99,223
Net changes (Before tax)	153,164	806,365	144,160
Net changes (Tax effect)	(51,035)	(248,826)	(44,936)
Net changes (After tax)	102,129	557,539	99,223
Remeasurements of defined benefit plans
Amount incurred during the year (Before tax)	(154,517)	57,616	112,151
Amount incurred during the year (Tax effect)	44,919	(11,289)	(46,998)
Amount incurred during the year (After tax)	(109,598)	46,328	65,153
Net changes (Before tax)	(154,517)	57,616	112,151
Net changes (Tax effect)	44,919	(11,289)	(46,998)
Net changes (After tax)	(109,598)	46,328	65,153
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	(63,213)	156,118	(77,148)
Amount incurred during the year (After tax)	(63,213)	156,118	(77,148)
Net changes (Before tax)	(63,213)	156,118	(77,148)
Net changes (After tax)	(63,213)	156,118	(77,148)
Exchange differences on translating foreign operations
Amount incurred during the year (Before tax)	(40,479)	1,178,875	676,042
Amount incurred during the year (After tax)	(40,479)	1,178,875	676,042
Reclassification to profit (loss) (Before tax)	(787,369)
Reclassification to profit (loss) (After tax)	(787,369)
Net changes (Before tax)	(827,848)	1,178,875	676,042
Net changes (After tax)	(827,848)	1,178,875	676,042
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	40,503	33,256	(165,477)
Amount incurred during the year (Tax effect)	(9,485)	(10,459)	49,738
Amount incurred during the year (After tax)	31,018	22,797	(115,738)
Reclassification to profit (loss) (Before tax)	189	(15,267)	0
Reclassification to profit (loss) (Tax effect)	(49)	4,717	0
Reclassification to profit (loss) (After tax)	140	(10,550)	0
Net changes (Before tax)	40,693	17,989	(165,477)
Net changes (Tax effect)	(9,534)	(5,742)	49,738
Net changes (After tax)	31,158	12,247	(115,738)
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	127,022	182,576	180,181
Amount incurred during the year (After tax)	127,022	182,576	180,181
Reclassification to profit (loss) (Before tax)	(5,682)	(16,579)
Reclassification to profit (loss) (After tax)	(5,682)	(16,579)
Net changes (Before tax)	121,340	165,996	180,181
Net changes (After tax)	121,340	165,996	180,181
Total other comprehensive income (Before tax)	(730,381)	2,382,959	869,909
Total other comprehensive income (Tax effect)	(15,650)	(265,856)	(42,196)
Total other comprehensive income, net of tax	¥ (746,031)	¥ 2,117,103	¥ 827,713